Consolidated Balance Sheets (Parentheticals) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023
Intangible assets, accumulated amortization	$ 264,156	$ 308,217	$ 131,973	$ 440,400
Goodwill, impairment loss	$ 2,254,624	6,460,168	$ 0
Property and equipment, accumulated depreciation and amortization		$ 391,628		$ 423,916
Common stock, par value (in dollars per share)		$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)		100,000,000	100,000,000	100,000,000
Common stock, shares issued (in shares)		2,083,860		2,148,291
Common stock, shares outstanding (in shares)		1,916,555		1,980,986
Treasury stock, shares (in shares)		167,305		167,305
Before Reverse Stock Split [Member]
Common stock, shares issued (in shares)		20,838,599	18,882,313
Common stock, shares outstanding (in shares)		19,165,548	17,239,697
Treasury stock, shares (in shares)		1,673,051	1,642,616
Before Deconsolidation [Member]
Intangible assets, accumulated amortization		$ 1,600,604	$ 201,032
Intangible assets, impairment loss		3,649,193	0
Goodwill, impairment loss		6,460,168	0
Property and equipment, accumulated depreciation and amortization		$ 391,628	$ 347,886